Summary of Significant Accounting Policies - Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans
Age	21 years
Minimum service term	3 months
Vesting period	3 years
Employer contribution under 401(k) plan	$ 636,000	$ 577,000
Employer contribution under ESOP	$ 325,000	$ 332,000
Shares purchased under ESOP	0	4,462
Average market value of shares purchased under ESOP		$ 17.50
Shares held by ESOP	36,619